Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock-based compensation expenses included in general and administrative expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	Note	2019	2018
Restricted share unit plan	18(a)	$1,933	$2,110
Performance restricted share unit plan	18(b)	1,892	1,910
Deferred stock unit plan	18(c)	5,618	7,415
Share option plan	18(d)	—	97
		$9,443	$11,532

Schedule of performance restricted share units

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2017	896,633	4.81
Granted	197,763	8.01
Vested	(353,279)	4.27
Outstanding at December 31, 2018	741,117	5.92
Granted	122,274	13.12
Vested	(372,924)	4.45
Forfeited	(8,560)	8.09
Outstanding at December 31, 2019	481,907	8.85

Schedule of assumptions used in estimate of fair value
The Company estimated the fair value of the PSUs granted during the years ended December 31, 2019 and 2018 using a Monte Carlo simulation with the following assumptions:

	2019	2018
Risk-free interest rate	1.43%	1.98%
Expected volatility	40.12%	45.04%

Schedule of stock plan activity

Number of units
Outstanding at December 31, 2017	991,583
Granted	134,656
Outstanding at December 31, 2018	1,126,239
Granted	82,191
Redeemed	(307,385)
Outstanding at December 31, 2019	901,045

Schedule of stock options activity

	Number of options	Weighted-average exercise price $ per share
Outstanding at December 31, 2017	913,540	5.36
Exercised(i)	(297,940)	3.43
Forfeited or expired	(50,000)	16.46
Outstanding at December 31, 2018	565,600	5.40
Exercised(i)	(327,000)	5.97
Outstanding at December 31, 2019	238,600	4.61
(i) All stock options exercised resulted in new common shares being issued (note 15(a)).

Summary of information about stock options outstanding
The following table summarizes information about stock options outstanding at December 31, 2019:

	Options outstanding and exercisable
Exercise price	Number	Weighted-average remaining life	Weighted- average exercise price
$2.75	85,100	2.7 years	$2.75
$2.79	50,000	2.5 years	$2.79
$5.91	46,300	3.4 years	$5.91
$6.56	34,000	1.6 years	$6.56
$9.33	5,300	0.5 years	$9.33
$10.13	17,900	0.8 years	$10.13
	238,600	2.4 years	$4.61

Equity classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted share unit plan activity

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2017	1,189,933	4.22
Granted	266,196	8.02
Vested	(487,376)	3.01
Forfeited	(20,660)	5.45
Outstanding at December 31, 2018	948,093	5.88
Granted	193,450	13.40
Vested	(465,194)	4.15
Forfeited	(26,272)	6.01
Outstanding at December 31, 2019	650,077	9.35